Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Summary of Preferred stock warrants classified as liabilities	Preferred Stock warrants classified as liabilities consisted of the following at December 31, 2020 and September 30, 2021:

	AS OF DECEMBER 31, 2020
Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Series A-1	58,127	$75	December 31, 2011	$0.15	The earlier of January 17, 2022, or a deemed liquidation or IPO
Series A-2	24,510	21	August 26, 2014	$1.53	The earlier of August 25, 2024 or the date of a qualifying acquisition
Series A-3	18,174	29	December 18, 2015	$0.23	The earlier of December 18, 2025 or a deemed liquidation or IPO

Total	100,811	$125

	AS OF SEPTEMBER 30, 2021
Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Series A-1	58,127	$314	December 31, 2011	$0.15	The earlier of January 17, 2022 or a deemed liquidation or IPO
Series A-2	24,510	110	August 26, 2014	$1.53	The earlier of August 25, 2024 or the date of a qualifying acquisition
Series A-3	18,174	98	December 18, 2015	$0.23	The earlier of December 18, 2025 or a deemed liquidation or IPO

Total	100,811	$522

Preferred stock warrants classified as liabilities consisted of the following at December 31, 2019, and 2020:

	AS OF DECEMBER 31, 2019
Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Series A-1	58,127	$59	December 31, 2011	$0.15	The earlier of January 17, 2022, or a deemed liquidation or IPO
Series A-2	24,510	19	August 26, 2014	$1.53	The earlier of August 25, 2024, or the date of a qualifying acquisition
Series A-3	18,174	25	December 18, 2015	$0.23	The earlier of December 18, 2025, or a deemed liquidation or IPO

Total	100,811	$103

	AS OF DECEMBER 31, 2020
Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Series A-1	58,127	$75	December 31, 2011	$0.15	The earlier of January 17, 2022, or a deemed liquidation or IPO
Series A-2	24,510	21	August 26, 2014	$1.53	The earlier of August 25, 2024, or the date of a qualifying acquisition
Series A-3	18,174	29	December 18, 2015	$0.23	The earlier of December 18, 2025, or a deemed liquidation or IPO

Total	100,811	$125

Summary of estimated the fair value of the warrants

	As of December 31, 2020
Valuation Assumptions	Series A-1	Series A-2	Series A-3
Fair value of underlying series of preferred stock	$1.45	$1.54	$1.76
Risk free interest rate	0.10%	0.27%	0.36%
Expected volatility	88.4%	78.5%	82.4%
Estimated time (in years)	1.05	3.65	4.97
The Company estimated the fair value of the warrants as of December 31, 2020, and September 30, 2021, using the Black-Scholes option-pricing model with the following assumptions:

	As of September 30, 2021
Valuation Assumptions	Series A-1	Series A-2	Series A-3
Fair value of underlying series of preferred stock	$5.55	$5.58	$5.64
Risk free interest rate	0.04%	0.53%	0.76%
Expected volatility	72.7%	89.8%	83.2%
Estimated time (in years)	0.30	2.90	4.22

The Company estimated the fair value of the warrants as of December 31, 2019, and 2020 using the Black-Scholes option-pricing model with the following assumptions:

	AS OF DECEMBER 31, 2019
	Series A-1	Series A-2	Series A-3
Fair value of underlying series of preferred stock	$1.17	$1.30	$1.55
Risk-free interest rate	1.60%	1.70%	1.80%
Expected volatility	76.2%	76.6%	76.3%
Estimated time (in years)	2.05	4.65	5.97

	AS OF DECEMBER 31, 2020
	Series A-1	Series A-2	Series A-3
Fair value of underlying series of preferred stock	$1.45	$1.54	$1.76
Risk-free interest rate	0.10%	0.27%	0.36%
Expected volatility	88.4%	78.5%	82.4%
Estimated time (in years)	1.05	3.65	4.97

Summary of Common stock warrant classified

Warrant Class	Shares	Issuance Date	Exercise Price	Expiration Date
Series D	874,130	July 24, 2020	$1.8118	The earlier of July 24, 2025 or the date of a qualifying acquisition or IPO

Total	874,130

Warrant Class	Shares	Issuance Date	Exercise Price	Expiration Date
Series D	874,130	July 24, 2020	$1.8118	The earlier of July 24, 2025 or the date of a qualifying acquisition or IPO

Total	874,130

Common stock warrants
Class of Warrant or Right [Line Items]
Summary of estimated the fair value of the warrants
The warrant’s fair value upon issuance and as of September 30, 2021 was estimated to be approximately $138 and $1,084, respectively, and was measured using a Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions	At Issuance (as of March 29, 2021)	As of September 30, 2021
Fair value of common stock	$0.82	$5.26
Risk free interest rate	1.73%	1.52%
Expected volatility	72.10%	82.50%
Expected term (in years)	10.00	9.5

Summary of Common stock warrant classified
Common stock warrant classified as a component of permanent equity consisted of the following at December 31, 2020:

Warrant Class	Shares	Issuance Date	Exercise Price	Expiration Date
Common stock warrant	40,000	June 14, 2016	$0.22	The earlier of June 13, 2026 , or the date of a qualifying acquisition

Total	40,000

Common Stock Warrants Classified As Equity [Member]
Class of Warrant or Right [Line Items]
Summary of Common stock warrant classified
Common stock warrants classified as a component of permanent equity consisted of the following at September 30, 2021:

As of September 30, 2021

Warrant Class	Shares	Issuance Date	Price per Share	Expiration Date
Common stock warrant	40,000	June 14, 2016	$0.22	The earlier of June 13, 2026 or the date of a qualifying acquisition
Common stock warrant	51,724	September 22, 2021	$1.74	The earlier of September 21, 2031 or the date of a qualifying acquisition

Total	91,724

Common Stock Warrant Classified As Liability [Member]
Class of Warrant or Right [Line Items]
Summary of Common stock warrant classified

Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Common stock	219,839	$1,084	March 29, 2021	$0.82	The earlier of March 29, 2031 or the date of a qualifying acquisition